Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
August 31, 2025
FEGK6-NPRT3-1025
1.9883992.108
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	970,145	2,087,119
CANADA - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	33,000	1,975,651
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	35,200	1,834,976
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	1,500	88,545
ISRAEL - 0.4%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	900	39,960
Information Technology - 0.4%
Software - 0.4%
Cellebrite DI Ltd (a)	233,200	3,824,480
TOTAL ISRAEL		3,864,440
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	285,500	8,159,590
UNITED KINGDOM - 2.2%
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.9%
Flutter Entertainment PLC (a)	50,800	15,604,236
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	71,773	2,638,375
TOTAL UNITED KINGDOM		18,242,611
UNITED STATES - 95.8%
Communication Services - 5.2%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (a)(c)	46,100	2,256,134
Entertainment - 3.5%
IMAX Corp (a)	98,500	2,813,160
Live Nation Entertainment Inc (a)	34,700	5,777,203
ROBLOX Corp Class A (a)	171,500	21,367,185
		29,957,548
Interactive Media & Services - 0.8%
Reddit Inc Class A (a)	32,800	7,382,624
Media - 0.6%
Trade Desk Inc (The) Class A (a)	100,300	5,482,398
TOTAL COMMUNICATION SERVICES		45,078,704

Consumer Discretionary - 15.4%
Diversified Consumer Services - 0.5%
Duolingo Inc Class A (a)	14,600	4,348,756
Hotels, Restaurants & Leisure - 10.2%
Brinker International Inc (a)	12,500	1,949,750
Carnival Corp (a)	213,100	6,795,759
Cava Group Inc (a)	26,700	1,803,585
Cheesecake Factory Inc/The	32,900	2,022,034
DraftKings Inc Class A (a)	4,100	196,718
Dutch Bros Inc Class A (a)	148,100	10,638,023
First Watch Restaurant Group Inc (a)	146,000	2,750,640
Hilton Worldwide Holdings Inc	63,900	17,640,234
Royal Caribbean Cruises Ltd	74,000	26,878,281
Sportradar Holding AG Class A (a)(c)	149,315	4,619,806
Texas Roadhouse Inc	40,000	6,902,000
Wingstop Inc (c)	10,500	3,445,260
Wyndham Hotels & Resorts Inc	32,500	2,814,825
		88,456,915
Household Durables - 2.1%
SharkNinja Inc (a)	50,500	5,906,480
Somnigroup International Inc	145,100	12,181,145
		18,087,625
Specialty Retail - 2.3%
Carvana Co Class A (a)	24,500	9,112,041
Chewy Inc Class A (a)	138,700	5,681,152
O'Reilly Automotive Inc (a)	15,500	1,607,040
Tractor Supply Co	53,600	3,310,336
Wayfair Inc Class A (a)	1,300	96,980
		19,807,549
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (a)	13,934	1,666,924
VF Corp	97,800	1,479,714
		3,146,638
TOTAL CONSUMER DISCRETIONARY		133,847,483

Consumer Staples - 3.5%
Beverages - 0.7%
Celsius Holdings Inc (a)	92,400	5,810,112
Consumer Staples Distribution & Retail - 2.6%
Casey's General Stores Inc	15,900	7,862,868
Performance Food Group Co (a)	57,800	5,860,920
Sprouts Farmers Market Inc (a)	36,800	5,171,872
US Foods Holding Corp (a)	50,100	3,887,760
		22,783,420
Personal Care Products - 0.2%
elf Beauty Inc (a)	12,900	1,612,500
TOTAL CONSUMER STAPLES		30,206,032

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	21,900	5,295,858
Targa Resources Corp	33,000	5,536,080
Texas Pacific Land Corp	1,200	1,120,176
		11,952,114
Financials - 10.6%
Capital Markets - 6.9%
Ameriprise Financial Inc	22,600	11,634,706
Ares Management Corp Class A	61,700	11,056,640
Blue Owl Capital Inc Class A	397,800	7,367,256
Coinbase Global Inc Class A (a)	10,700	3,258,578
Jefferies Financial Group Inc	41,000	2,658,850
LPL Financial Holdings Inc	13,900	5,066,272
MSCI Inc	12,500	7,096,500
Robinhood Markets Inc Class A (a)	81,500	8,478,445
Tradeweb Markets Inc Class A	25,100	3,096,336
		59,713,583
Consumer Finance - 0.4%
SoFi Technologies Inc Class A (a)	147,800	3,774,812
Financial Services - 2.0%
Affirm Holdings Inc Class A (a)	74,600	6,599,116
Apollo Global Management Inc	23,800	3,242,274
Block Inc Class A (a)	34,600	2,755,544
Corpay Inc (a)	100	32,567
Toast Inc Class A (a)	107,400	4,843,740
		17,473,241
Insurance - 1.3%
Arthur J Gallagher & Co	10,200	3,088,050
Brown & Brown Inc	31,000	3,005,450
Kinsale Capital Group Inc	11,200	5,123,440
		11,216,940
TOTAL FINANCIALS		92,178,576

Health Care - 7.8%
Biotechnology - 2.9%
Alnylam Pharmaceuticals Inc (a)	35,600	15,895,756
Natera Inc (a)	43,300	7,285,225
Neurocrine Biosciences Inc (a)(c)	9,300	1,298,280
		24,479,261
Health Care Equipment & Supplies - 1.2%
Dexcom Inc (a)	32,999	2,486,145
Insulet Corp (a)	17,900	6,083,852
Penumbra Inc (a)	600	163,583
TransMedics Group Inc (a)	18,500	2,126,760
		10,860,340
Health Care Providers & Services - 2.4%
Cardinal Health Inc	47,706	7,097,699
Cencora Inc	48,600	14,172,246
		21,269,945
Health Care Technology - 1.3%
Doximity Inc Class A (a)	35,300	2,398,282
Veeva Systems Inc Class A (a)	31,900	8,587,480
		10,985,762
TOTAL HEALTH CARE		67,595,308

Industrials - 31.7%
Aerospace & Defense - 11.9%
ATI Inc (a)	82,000	6,358,280
Axon Enterprise Inc (a)	41,800	31,236,722
Firefly Aerospace Inc (a)	2,700	122,499
HEICO Corp Class A	38,200	9,359,382
Howmet Aerospace Inc	190,900	33,235,691
Karman Holdings Inc (c)	49,500	2,643,795
Leonardo DRS Inc	103,000	4,290,980
Loar Holdings Inc (a)	700	49,462
Rocket Lab Corp (c)	126,000	6,123,600
StandardAero Inc	9,200	243,708
TransDigm Group Inc	6,900	9,652,272
		103,316,391
Building Products - 1.6%
AAON Inc	49,100	4,072,845
Lennox International Inc	9,300	5,188,098
Trane Technologies PLC	11,132	4,626,459
		13,887,402
Commercial Services & Supplies - 2.5%
Cintas Corp	35,900	7,540,077
GEO Group Inc/The (a)	99,900	2,071,926
GFL Environmental Inc Subordinate Voting Shares (United States)	70,100	3,507,804
Veralto Corp	15,800	1,677,802
VSE Corp (c)	43,200	7,015,680
		21,813,289
Construction & Engineering - 7.7%
API Group Corp (a)	115,600	4,124,608
Comfort Systems USA Inc	18,000	12,660,840
Construction Partners Inc Class A (a)(c)	92,500	11,090,750
EMCOR Group Inc	14,400	8,928,000
Fluor Corp (a)	79,400	3,256,988
Granite Construction Inc	43,600	4,697,900
MasTec Inc (a)	32,600	5,923,094
Quanta Services Inc	17,300	6,538,708
Sterling Infrastructure Inc (a)	36,000	10,027,080
		67,247,968
Electrical Equipment - 1.6%
GE Vernova Inc	2,000	1,225,940
nVent Electric PLC	49,000	4,429,110
Vertiv Holdings Co Class A	65,800	8,392,790
		14,047,840
Ground Transportation - 0.8%
Old Dominion Freight Line Inc	13,600	2,053,192
XPO Inc (a)(c)	38,800	5,032,360
		7,085,552
Machinery - 1.5%
Federal Signal Corp	38,200	4,698,218
RBC Bearings Inc (a)	14,300	5,576,428
Westinghouse Air Brake Technologies Corp	14,600	2,825,100
		13,099,746
Trading Companies & Distributors - 4.1%
Core & Main Inc Class A (a)	89,400	5,785,968
Fastenal Co	243,700	12,102,142
United Rentals Inc	4,900	4,686,066
WW Grainger Inc	13,300	13,479,550
		36,053,726
TOTAL INDUSTRIALS		276,551,914

Information Technology - 14.7%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	40,978	4,460,865
Coherent Corp (a)	65,300	5,907,691
OSI Systems Inc (a)	17,800	4,094,890
Vontier Corp	99,600	4,273,836
		18,737,282
IT Services - 2.6%
Cloudflare Inc Class A (a)	73,800	15,402,798
Gartner Inc (a)	18,200	4,571,658
GoDaddy Inc Class A (a)	17,100	2,536,101
		22,510,557
Semiconductors & Semiconductor Equipment - 1.7%
Astera Labs Inc (a)	33,700	6,140,140
Monolithic Power Systems Inc	8,900	7,438,264
Onto Innovation Inc (a)	13,500	1,431,000
		15,009,404
Software - 7.9%
Appfolio Inc Class A (a)	10,100	2,801,538
AppLovin Corp Class A (a)	11,600	5,551,644
Cadence Design Systems Inc (a)	7,200	2,523,096
Datadog Inc Class A (a)	55,800	7,626,744
Fair Isaac Corp (a)	10,900	16,585,876
Figma Inc Class A	2,100	147,588
Guidewire Software Inc (a)	22,500	4,882,950
HubSpot Inc (a)	10,900	5,266,553
Manhattan Associates Inc (a)	28,700	6,183,128
Monday.com Ltd (a)	9,400	1,814,200
Onestream Inc Class A (a)	800	16,632
Palantir Technologies Inc Class A (a)	22,800	3,572,988
Synopsys Inc (a)	3,900	2,353,728
Tyler Technologies Inc (a)	7,100	3,996,448
Zscaler Inc (a)	19,900	5,513,295
		68,836,408
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage Inc Class A (a)	15,200	1,179,672
Super Micro Computer Inc (a)(c)	39,000	1,620,060
		2,799,732
TOTAL INFORMATION TECHNOLOGY		127,893,383

Materials - 1.6%
Construction Materials - 1.2%
CRH PLC	42,613	4,813,138
Vulcan Materials Co	19,300	5,619,388
		10,432,526
Metals & Mining - 0.4%
Carpenter Technology Corp	14,200	3,420,496
TOTAL MATERIALS		13,853,022

Real Estate - 0.9%
Health Care REITs - 0.6%
Welltower Inc	32,900	5,536,412
Specialized REITs - 0.3%
Iron Mountain Inc	34,316	3,168,396
TOTAL REAL ESTATE		8,704,808

Utilities - 3.0%
Electric Utilities - 1.1%
NRG Energy Inc	64,300	9,359,508
Independent Power and Renewable Electricity Producers - 1.9%
Talen Energy Corp (a)	6,200	2,349,304
Vistra Corp	77,100	14,580,381
		16,929,685
TOTAL UTILITIES		26,289,193

TOTAL UNITED STATES		834,150,537
TOTAL COMMON STOCKS (Cost $700,569,674)		870,403,469

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	1,919,325	1,919,709
Fidelity Securities Lending Cash Central Fund (d)(e)	4.36	12,112,314	12,113,525
TOTAL MONEY MARKET FUNDS (Cost $14,033,234)			14,033,234

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $714,602,908)	884,436,703
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(13,109,027)
NET ASSETS - 100.0%	871,327,676

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,087,119 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $12,425,924.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,078,093	325,624,349	325,782,733	313,009	-	-	1,919,709	1,919,325	0.0%
Fidelity Securities Lending Cash Central Fund	3,694,450	130,484,418	122,065,343	5,423	-	-	12,113,525	12,112,314	0.0%
Total	5,772,543	456,108,767	447,848,076	318,432	-	-	14,033,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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